Share-Based Compensation (Details) - CNY (¥) ¥ in Thousands		1 Months Ended			12 Months Ended
	Jun. 01, 2018	Dec. 28, 2021	May 31, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation (Details) [Line Items]
Options vesting percentage	75.00%
Options granted to employees						20,359,935	7,773,000
Restricted shares granted			26,611,363	26,611,363
Compensation expenses (in Yuan Renminbi)						¥ 18,130	¥ 11,050
2018 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Maximum number of shares may be granted	93,082,225
Options vesting percentage	25.00%
Restricted shares granted		6,929,110	26,611,363	26,611,363
Restricted Shares [Member]
Share-Based Compensation (Details) [Line Items]
Compensation expenses (in Yuan Renminbi)					9,101	¥ 4,467
unrecognized compensation expense (in Yuan Renminbi)					¥ 931
Weighted average period					2 years 3 days